UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield California Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

California - 134.1%	$ 1,730	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Refunding Bonds (Redwood Senior Homes
		Services), 6% due 11/15/2022	$ 1,824

	2,725	Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue Refunding Bonds (Community
		Development Project Loan), Series A, 6% due 8/01/2023 (a)	2,731

	10,000	California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente), Series A, 5.50%
		due 6/01/2022 (d)(g)	10,275

	4,990	California Infrastructure and Economic Development Bank Revenue Bonds (J. David Gladstone Institute Project),
		5.50% due 10/01/2022	5,239

	2,700	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Republic Services Inc.
		Project), AMT, Series B, 5.25% due 6/01/2023	2,807

	3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc.
		Project), AMT, Series A-2, 5.40% due 4/01/2025	2,973

	2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Republic
		Services Inc. Project), AMT, Series C, 5.25% due 6/01/2023	2,079

	4,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Refunding Bonds (Waste
		Management Inc. Project), AMT, Series B, 5% due 7/01/2027	4,165

	1,980	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities
		Program), AMT, Series A, 5.40% due 12/01/2036 (c)(i)	2,105

	35	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities
		Program), AMT, Series B, 6.15% due 6/01/2020 (c)	36

	420	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities
		Program), AMT, Sub-Series FH-1, 5.50% due 8/01/2047	435

	2,500	California State Enterprise Authority, Sewer Facility Revenue Bonds (Anheuser-Busch Project), AMT,
		5.30% due 9/01/2047	2,438

	5,000	California State, GO, 5.125% due 4/01/2025	5,128

	5	California State, GO, 5.50% due 4/01/2030	5

	170	California State, GO, Refunding, 5.75% due 5/01/2010 (f)	185

	2,475	California State, GO, Refunding, 5% due 9/01/2029	2,499

	450	California State, GO, Refunding, 5.75% due 5/01/2030	473

	3,000	California State, GO, Refunding, 5% due 6/01/2037	3,004

	2,785	California State, GO, Refunding (Veterans), AMT, Series BJ, 5.70% due 12/01/2032	2,803

Portfolio Abbreviations
To simplify the listings of BlackRock MuniYield California Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
COP	Certificates of Participation	ROCS	Reset Option Certificates
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock MuniYield California Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,000	California State Public Works Board, Lease Revenue Bonds (California State University), Series C, 5.40%
	due 10/01/2022 (b)	$ 2,043

5,000	California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series C, 5.50%
	due 6/01/2023	5,346

4,000	California State Public Works Board, Lease Revenue Bonds (Department of Health Services), Series A, 5.75%
	due 11/01/2009 (b)(f)	4,276

6,850	California State, Various Purpose, GO, 5.50% due 11/01/2033	7,230

5,250	California Statewide Communities Development Authority, COP (John Muir/Mount Diablo Health System),
	5.125% due 8/15/2022 (b)	5,361

3,270	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health
	Services), Series A, 6% due 10/01/2023	3,498

3,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds (Memorial Health
	Services), Series A, 5.50% due 10/01/2033	3,063

3,665	California Statewide Communities Development Authority Revenue Bonds (Daughters of Charity National Health
	System), Series A, 5.25% due 7/01/2030	3,557

10,000	California Statewide Communities Development Authority Revenue Bonds (Kaiser Permanente), Series B, 5.25%
	due 3/01/2045	10,039

6,975	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Hospital Asset
	Management, Inc.), Series C, 5.25% due 8/01/2031	7,090

3,500	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente),
	Series A, 5% due 4/01/2031	3,495

5,000	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Permanente), Series A,
	4.75% due 4/01/2033	4,746

2,380	California Statewide Communities Development Authority, Water Revenue Bonds (Pooled Financing Program),
	Series C, 5.25% due 10/01/2028 (d)	2,489

2,015	Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency),
	Series A, 5% due 11/01/2033 (a)	2,051

1,660	Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency),
	Series A, 5% due 11/01/2038 (a)	1,685

2,705	Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding Bonds (Various Capital
	Series A, 5.30% due 8/01/2020 (b)	2,759

3,750	Cucamonga, California, County Water District, COP, 5.125% due 9/01/2035 (e)	3,823

2,200	Etiwanda School District, California, Public Financing Authority, Local Agency Revenue Refunding Bonds,
	5% due 9/15/2032 (m)	2,266

7,000	Fontana Unified School District, California, GO, Series A, 5.25% due 8/01/2028 (d)	7,386

4,000	Fremont, California, Unified School District, Alameda County, GO (Election of 2002), Series B, 5% due 8/01/2030 (d)	4,165

5,500	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Senior
	Series A-1, 5.125% due 6/01/2047	4,754

9,390	Grant Joint Union High School District, California, GO (Election of 2006), 5% due 8/01/2029 (d)	9,743

BlackRock MuniYield California Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 5,195	Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.25% due 5/15/2023 (e)	$ 5,315

2,000	Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due 11/01/2031 (a)	2,145

10,000	Los Angeles, California, Community College District, GO (Election of 2003), Series E, 5% due 8/01/2031 (d)	10,458

7,000	Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5% due 6/01/2008 (e)(f)	7,138

4,500	Los Angeles, California, Wastewater System Revenue Refunding Bonds, Sub-Series A, 5% due 6/01/2027 (b)	4,610

3,780	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds,
	Proposition A, First Tier Senior-Series A, 5% due 7/01/2027 (a)	3,920

5,000	Los Angeles County, California, Public Works Financing Authority, Lease Revenue Bonds (Multiple Capital
	Facilities Project VI), Series A, 5.625% due 5/01/2010 (a)(f)	5,366

2,550	Los Angeles County, California, Sanitation Districts Financing Authority, Revenue Refunding Bonds (Capital
	Projects - District Number 14), Sub-Series B, 5% due 10/01/2030 (e)	2,585

5,885	Marin, California, Community College District, GO (Election of 2004), Series A, 5% due 8/01/2028 (b)	6,116

1,000	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A, 5% due 7/01/2030 (d)	1,042

1,240	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A, 5% due 7/01/2032	1,301

7,570	Morgan Hill, California, Unified School District, GO, 5% due 8/01/2026 (e)(g)(k)	3,194

2,000	Mount Diablo, California, Unified School District, GO (Election of 2002), 5% due 6/01/2028 (b)	2,077

6,675	Murrieta Valley, California, Unified School District, Public Financing Authority, Special Tax Revenue Bonds,
	Series A, 5.125% due 9/01/2026 (m)	7,013

6,240	Oakland, California, Alameda County Unified School District, GO (Election of 2000), 5% due 8/01/2027 (b)	6,331

3,290	Oakland, California, Alameda County Unified School District, GO, Series F, 5.50% due 8/01/2010 (b)(f)	3,546

3,770	Oakland, California, Alameda County Unified School District, GO, Series F, 5.50% due 8/01/2010 (b)(f)	4,064

5,250	Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (e)	5,295

3,000	Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer and
	Headworks Projects), Series A, 5.25% due 6/01/2034 (e)	3,140

5,230	Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-590X, 3.84% due 8/01/2036 (a)(n)	5,230

1,000	Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention Center Project),
	Series A, 5.50% due 11/01/2035 (b)	1,077

18,500	Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125% due 8/01/2037 (b)	19,226

2,000	Peralta, California, Community College District, GO (Election of 2000), Series D, 5% due 8/01/2030 (d)	2,082

1,750	Pleasant Valley, California, School District, Ventura County, GO, Series C, 5.75% due 8/01/2025 (b)(g)	1,807

4,315	Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Rancho Redevelopment
	Project), 5.25% due 9/01/2020 (d)	4,492

2,345	Richmond, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Harbour Redevelopment Project),
	Series A, 5.50% due 7/01/2018 (b)	2,414

5,000	Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds, Series L, 5.125%
	due 7/01/2022 (b)	5,104

2,500	Sacramento, California, Municipal Utility District Financing Authority Revenue Bonds (Consumers Project),
	5.125% due 7/01/2029 (b)	2,469

BlackRock MuniYield California Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 5,375	Sacramento County, California, Sanitation District Financing Authority, Revenue Refunding Bonds (County
	Sanitation District Number 1), 5% due 8/01/2035 (b)	$ 5,541

3,455	Sacramento County, California, Sanitation District Financing Authority, Revenue Refunding Bonds, Series A,
	5.60% due 12/01/2017	3,464

2,110	Salinas Valley, California, Solid Waste Authority, Revenue Refunding Bonds, AMT, 5.125% due 8/01/2022 (a)	2,164

8,000	San Bernardino, California, City Unified School District, GO, Refunding, Series A, 5.875% due 8/01/2009 (e)(f)	8,524

3,000	San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds (Department of Transportation
	Lease), Series A, 5.50% due 12/01/2020 (b)	3,006

20,710	San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System Revenue Bonds,
	5.20% due 8/01/2024 (e)	21,089

10,000	San Diego, California, Unified School District, GO (Election of 1998), Refunding, Series F-1, 4.50% due 7/01/2029 (d)	9,864

5,010	San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5% due 5/01/2031 (d)	5,132

6,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%
	due 7/01/2030 (b)	6,206

1,720	San Francisco, California, City and County Educational Facilities, GO (Community College), Series A,
	5.75% due 6/15/2008 (f)	1,777

1,310	San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75% due 6/15/2008 (f)	1,354

4,615	San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (b)	4,661

1,855	San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series B, 5% due 8/01/2029	1,923

10,005	San Jose-Evergreen, California, Community College District, Capital Appreciation, GO (Election of 2004), Refunding,
	Series A, 5.12% due 9/01/2023 (b)(k)	4,612

5,000	San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028 (b)	5,126

2,020	Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021 (e)	2,152

3,500	Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds (John Burns Gardens
	Apartments Project), AMT, Series A, 6% due 8/01/2041	3,617

2,170	Santa Clarita, California, Community College District, GO (Election 2001), 5% due 8/01/2028 (d)	2,264

4,000	Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery Redevelopment
	Project), 6% due 7/01/2009 (a)(f)	4,257

2,500	Sequoia, California, Unified High School District, GO, Refunding, 5% due 7/01/2028 (d)	2,619

1,675	Shasta-Tehama-Trinity Joint Community College District, California, GO (Election of 2002), Series B,
	5.25% due 8/01/2024 (d)	1,825

6,875	Sonoma County, California, Junior College District, GO (Election 2002), Refunding, Series B, 5% due 8/01/2028 (d)	7,176

2,265	South Bayside, California, Waste Management Authority, Waste System Revenue Bonds, 5.75% due 3/01/2020 (a)	2,372

3,000	Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80% due 12/01/2049 (c)(i)	3,258

6,750	Southern California Public Power Authority, Natural Gas Project Number 1, Revenue Bonds, Series A, 5%
	due 11/01/2033	6,503

1,600	Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System Capital Improvement
	Projects), Series A, 5% due 10/01/2031 (b)	1,655

3,235	Taft, California, Public Financing Authority, Lease Revenue Bonds (Community Correctional Facility),
	Series A, 6.05% due 1/01/2017 (b)	3,489

BlackRock MuniYield California Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 1,310		Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical Center),
		Series A, 6% due 6/01/2022	$ 1,396

	4,745	Vacaville, California, Unified School District, GO (Election of 2001), 5% due 8/01/2030 (b)	4,928

	1,000	Ventura, California, Unified School District, GO (Election of 1997), Series H, 5.125% due 8/01/2034 (d)	1,053

Puerto Rico - 0.3%	875	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030	874

U.S. Virgin Islands -	3,000	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker Project),
1.0%		AMT, 6.50% due 7/01/2021	3,133

		Total Municipal Bonds (Cost - $410,442) - 135.4%	417,640

		Municipal Bonds Transferred to Tender Option Bond Trusts (h)

California - 25.5%	9,000	Anaheim, California, Public Financing Authority, Electric System District Facilities Revenue Bonds, Series A, 5% due
		10/01/2031 (d)	9,356

	10,210	Contra Costa County, California, Community College District, GO (Election of 2002), 5% due 8/01/2030 (d)	10,582

	6,020	La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.125% due 9/01/2034 (a)	6,057

	10,460	Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds (Project Area Number 2),
		Series A, 5.125% due 8/01/2036 (a)	10,528

	11,615	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due 11/01/2027 (e)	11,899

	16,000	Sacramento, California, Municipal Utility District Financing Authority, Revenue Bonds (Consumers Project), 5.125%
		due 7/01/2029 (b)	15,805

	5,430	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding Bonds, Series A, 5%
		due 7/01/2034 (b)	5,600

	8,490	University of California, Limited Project Revenue Bonds, Series B, 5% due 5/15/2033 (d)	8,771

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $79,819) - 25.5%	78,598

	Shares
	Held	Short-Term Securities

	14,510	CMA California Municipal Money Fund, 2.12% (j)(l)	14,510

		Total Short-Term Securities (Cost - $14,510) - 4.7%	14,510

		Total Investments (Cost - $504,771*) - 165.6%	510,748
		Other Assets Less Liabilities - 3.8%	11,718
		Liability for Trust Certificates, Including Interest Expense Payable - (12.6%)	(38,991)
		Preferred Stock, at Redemption Value - (56.8%)	(175,115)

		Net Assets Applicable to Common Stock - 100.0%	$ 308,360

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 467,179

Gross unrealized appreciation	$ 9,149
Gross unrealized depreciation	(4,192)
Net unrealized appreciation	$ 4,957

BlackRock MuniYield California Fund, Inc. Schedule of Investments as of January 31, 2008 (Unaudited) (in Thousands)

(a)	AMBAC Insured.

(b)	MBIA Insured.

(c)	FNMA/GNMA Collateralized.

(d)	FSA Insured.

(e)	FGIC Insured.

(f)	Prerefunded.

(g)	Escrowed to maturity.

(h)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	FHLMC Collateralized.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA California Municipal Money Fund	10,517	$101

(k)	Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(l)	Represents the current yield as of January 31, 2008.

(m)	Assured Guaranty Insured.

(n)	Variable rate security. Rate shown is interest rate as of the report date.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniYield California Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Fund, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Fund, Inc.

Date: March 24, 2008